Statements of Operations - USD ($)	1 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended			12 Months Ended
	Jan. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024
Statement of Operations
Formation costs					$ 1,645
General and administrative expenses		$ 83,539		$ 885	137		$ 210,395		$ 2,182	$ 25,850
Net income (loss)	$ (106)	$ 582,035	$ 315,350	$ (885)	$ (1,782)	$ 897,491	$ 897,385	$ (23,668)	$ (2,182)	$ (25,850)
Weighted average common shares outstanding basic (in shares)					2,156,250					2,207,842
Weighted average common shares outstanding diluted (in shares)					2,156,250					2,207,842
Basic income (loss) per share (in dollars per share)					$ (0.001)					$ (0.01)
Diluted income (loss) per share (in dollars per share)					$ (0.001)					$ (0.01)